SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Net Revenue	$ 2,397,652		$ 19,738		$ 4,804,043		$ 20,659		$ 2,532,499	$ 4,803
Total operating loss	(2,087,798)		(1,778,350)		(4,033,028)		(3,336,320)		(7,973,228)	(4,011,058)
Non-operating income (expense), net	(17,062)		42,764		(29,975)		79,763		57,210	(4,140,596)
Net loss before income taxes	(2,104,860)		(1,735,586)		(4,063,003)		(3,256,557)		(7,916,018)	(8,151,654)
Income tax expense	(5,419)		(4,587)		(9,091)		(16,406)		(20,993)	(2,459)
Net Loss	(2,110,279)		(1,740,173)		(4,072,094)		(3,272,963)		(7,937,011)	(8,154,113)
Diagnostic R&D [Member]
Product Information [Line Items]
Net Revenue	4,038				6,923				19,442
Total operating loss	(453,895)		(370,384)		(896,494)		(759,629)		(1,724,597)	(1,524,170)
Laboratory Services [Member]
Product Information [Line Items]
Net Revenue	2,393,614	[1]	19,738	[1]	4,797,120	[1]	20,659	[1]	2,513,057	4,803
Total operating loss	(2,535,285)		(1,235)		(5,272,284)		(1,322)		(3,769,783)	(95,041)
General Corporate Activities [Member]
Product Information [Line Items]
Total operating loss	$ (1,496,270)		$ (1,426,469)		$ (2,668,293)		$ (2,596,028)		$ (5,011,347)	$ (2,396,650)

[1]	The majority of the increase versus the prior year is from the acquisition of Precision Pathology Laboratories Services, LLC on September 18, 2023.